Business Segment Information	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Business Segment Information
Business Segment Information
By Industry

(Dollars in thousands)	2012	2011	2010
Net Sales:
Industrial:
North America	$5,041,106	$4,516,510	$3,623,460
International	5,034,249	4,917,007	3,811,464
Aerospace	2,102,747	1,921,984	1,744,283
Climate & Industrial Controls	967,840	990,369	813,959
	$13,145,942	$12,345,870	$9,993,166
Segment Operating Income:
Industrial:
North America	$895,010	$745,544	$487,137
International	733,123	754,222	394,089
Aerospace	290,135	247,126	208,002
Climate & Industrial Controls	84,274	76,134	53,452
Total segment operating income	2,002,542	1,823,026	1,142,680
Corporate administration	193,367	163,868	153,965
Income before interest expense and other	1,809,175	1,659,158	988,715
Interest expense	92,790	99,704	103,599
Other expense	139,687	145,733	130,299
Income before income taxes	$1,576,698	$1,413,721	$754,817

Assets:
Industrial	$7,991,498	$8,413,552	$7,309,735
Aerospace	1,033,449	995,026	910,740
Climate & Industrial Controls	704,596	724,966	692,532
Corporate (a)	1,440,739	753,261	997,375
	$11,170,282	$10,886,805	$9,910,382

Property Additions (b):
Industrial	$211,778	$147,929	$95,838
Aerospace	19,651	18,012	21,619
Climate & Industrial Controls	8,094	8,234	6,040
Corporate	8,223	38,495	6,133
	$247,746	$212,670	$129,630

Depreciation:
Industrial	$171,131	$186,057	$200,617
Aerospace	19,395	20,035	20,501
Climate & Industrial Controls	11,722	12,895	14,117
Corporate	8,260	10,251	10,060
	$210,508	$229,238	$245,295

(Dollars in thousands)	2012	2011	2010
By Geographic Area (c)
Net Sales:
North America	$7,830,517	$7,151,390	$5,913,770
International	5,315,425	5,194,480	4,079,396
	$13,145,942	$12,345,870	$9,993,166
Long-Lived Assets:
North America	$867,159	$864,287	$856,782
International	852,809	932,892	841,099
	$1,719,968	$1,797,179	$1,697,881

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)
Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(b)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2012 - $28,929; 2011 - $5,376; 2010 - $408)

(c)
Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.